Accounts payable to selling shareholders - Scheudle of movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts payable to selling shareholders
Begining balance	R$ 1,668,786	R$ 1,786,515
Additions		53,621
Interest expense	184,218	121,611
Interest paid	(72,930)	(13,700)
Payment of accounts payable to selling shareholders	(381,639)	(299,077)
Fair value adjustment	568	87,820
Finalization of price allocation		(66,952)
Others	(7,800)	(1,052)
Ending balance	R$ 1,391,203	R$ 1,668,786